UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008

Item 1: Report to Shareholders

International Equity Index Fund	October 31, 2008

The views and opinions in this report were current as of October 31, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Managers’ Letter

Fellow Shareholders

During the past six months, international equities experienced the largest declines seen in decades, as the crisis rooted in the financial sectors became more severe and spread to the wider economy. In volatile trading, stock markets regularly experienced daily moves of a magnitude not seen for many years. Against this uncertain backdrop, investors acted to decrease risk and lower leverage. Stocks with higher risk, both in relation to regions and sectors, fell sharply amid a flight to more defensive areas.

HIGHLIGHTS

• International stocks suffered the largest declines in decades during the past six months, as turmoil in the financials sector spread throughout the wider economy.

• Losses were heightened for U.S. investors by the weakness of the euro and some other currencies against the resurgent U.S. dollar, though declines in Japanese stocks were mitigated by a rise in the yen.

• While international stocks have been battered during the past six months, it is important to maintain a long-term perspective and include an allocation to foreign securities as an integral part of a diversified investment portfolio.

• Developed economies are experiencing a recession as demand weakens amid continuing negative sentiment. This should ease inflationary pressures, however, encouraging further monetary responses from central banks that should help reduce the length and depth of any downturn.

The fund returned -40.77% over the six months ended October 31, 2008, versus -41.39% for the FTSE Developed ex North America Index. For the fund's fiscal year, the returns were again in line with the index, although most of the damage occurred during the past six months. The fund gives shareholders exposure to non-U.S. stocks by seeking to match the performance of the FTSE Developed ex North America Index, a broadly diversified stock market index based on the investable market capitalization of more than 1,200 predominantly larger companies listed in over 20 countries. (The index's performance reflects no operational costs, management fees, or taxes.) The index's major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim. It is constructed by sorting the market in each country in the index by industry groups and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in the stocks included in the index in proportion to their weighting.

At the end of October, Europe represented 66% of net assets, with Japan and the Pacific Rim constituting most of the balance (see the Geographic Diversification table for a breakdown of regional allocations). Financial stocks were the largest sector weighting at 23.3% of net assets, followed by industrials and business services (10.3%), consumer discretionary (10.2%), consumer staples (9.9%), and health care (9.0%).

MARKET REVIEW

Losses in European equities were heightened for U.S. investors by the weakness of the euro against the resurgent U.S. dollar, though declines in Japanese stocks were mitigated by a rise in the yen. Turmoil in the U.S. housing market rippled through international markets, and investors remained concerned about banks holding assets tied to subprime mortgages. Growing uncertainty about their solvency forced many banks in Europe to seek fresh capital in an effort to strengthen their balance sheets. The failures of investment banks Bear Stearns and Lehman Brothers in the U.S., as well as government-led bailouts of Fannie Mae, Freddie Mac, and AIG, took their toll on international financial institutions. Eventually, concerns about the banking system prompted authorities in the U.S. and Europe to take the unprecedented step of acquiring equity stakes in their largest banks to ensure they remained viable.

As the financial system wobbled, the effects on the global economy became apparent. Tighter credit and declining confidence, along with higher prices for energy and food, dented consumer demand in much of the developed world. With employment indicators pointing down, as companies adapted to the deteriorating outlook, Japan and many European countries appeared to be on the brink of recession despite widespread interest rate cuts aimed at rebuilding confidence.

Whereas rising prices seemed to be the greatest threat to global economic growth early in the year, a sharp reversal in commodity prices from August onward eased inflationary pressures. The turnaround was caused by the rapid spread of the economic slowdown to high-growth emerging economies, such as China and India, whose increasing demand for commodities had previously pushed prices higher. These countries were thought to be relatively immune to the financial crisis, but the impact of falling business and consumer confidence, along with tighter global credit conditions, became evident. The economies of some of the larger commodity exporters, including Brazil and Russia, slowed even more sharply, given their sensitivity to the sudden pullback in the prices of raw materials.

PORTFOLIO HIGHLIGHTS

Poor performance was everywhere, meaning most international funds, all international markets, and pretty much every holding in the fund suffered. By the end of October, there was a significant decrease in consumer and business demand and an outright aversion to equity ownership. This combination was devastating for stock prices as fundamentals began deteriorating at a fast clip. Uncertainty relating to corporate cash flows, the solvency of some businesses, and future demand is at the highest levels we have seen in decades.

Financials, being at the heart of events, performed worse than every other sector in the benchmark, and here our stock holdings constituted one of the weakest areas of the portfolio. This was partly through investments in companies that were recapitalizing themselves, including Switzerland’s UBS, which hurt fund performance as the unfolding crisis became more serious than we had expected. Other major holdings in the financials sector included HSBC Holdings in the U.K. and Spain’s Banco Santander. (Please refer to the fund’s portfolio of investments for a detailed list of holdings and the amount each represents in the portfolio.)

Even our holdings with good earnings were punished during the period. For example, Nintendo, one of Japan’s best companies, produced great earnings and has platforms in place to continue its dominance in the casual gaming market. Yet the stock declined more than 50% while operating earnings and cash flow have risen. Telefonica has continued to deliver much better growth than other mature telecommunications companies due to its positions in Latin America and dominance in Spain. Nevertheless, the stock fell more than 30% since April.

In the materials sector, major mining companies such as BHP Billiton and Rio Tinto were hurt by falling commodities prices. The outlook for many commodities these companies produce, including iron ore, has deteriorated as new supplies have become available. The growth of fixed-asset investment, particularly in infrastructure, that has occurred in much of the emerging world has driven demand for these raw materials for many years. With the cost of capital higher due to the financial crisis, this type of investment suffered some of the worst losses during the past six months.

Needless to say, energy companies were also hard hit with the price of oil plummeting toward the end of the period. Among our largest holdings were Royal Dutch Shell and BP in the U.K. and Total in France, all of which declined sharply. In short, the selling in international equities was virtually universal, with precious few areas of the market providing solace over the past six months and year.

INVESTMENT OUTLOOK

Having peaked last year, equities acted as lead indicators of the poor economic outlook with their subsequent declines. Over the next 12 to 24 months, we foresee continued stock market volatility against a backdrop of a sharp slowdown in the global economy, with fundamentals continuing to erode. Stocks are now attractively valued in comparison with their historical range and relative to other asset classes. However, this positive is offset by near-term uncertainty about the impact of upheavals in the banking system on corporate earnings. In the financials sector, it is still too early to determine whether recent underperformance will reverse in the near to medium term. Several developed economies are entering a recession as demand has weakened among consumers and companies amid continuing negative sentiment. This should ease inflationary pressures, however, particularly given recent declines in energy prices.

We would like to remind our shareholders that we do not make investment decisions based on market forecasts or prospects for individual companies. Rather, our mission is to provide investors with low-cost exposure to non-U.S. equities through a diversified portfolio designed to replicate the performance of our benchmark index in all market conditions. While international stocks have been battered during the past six months, it is important to maintain a long-term perspective and include an allocation to foreign securities as an integral part of a diversified investment portfolio.

Respectfully submitted,

E. Frederick Bair

Co-chairman of the fund’s Investment Advisory Committee

Neil Smith

Co-chairman of the fund’s Investment Advisory Committee

November 16, 2008

The committee co-chairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE Developed ex North America Index: A broadly diversified stock market index based on the investable market capitalization of more than 1,200 predominantly larger companies. The index’s major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

FINANCIAL HIGHLIGHTS — For a share outstanding throughout each period

	Year Ended 10/31/08‡	10/31/07‡	10/31/06‡	10/31/05‡	10/31/04
NET ASSET VALUE					
Beginning of period	$ 17.39	$ 14.12	$ 11.26	$ 9.72	$ 8.38
Investment activities					
Net investment income	0.45	0.44	0.32	0.23	0.14
Net realized and unrealized gain (loss)	(8.32)	3.19	2.72	1.47	1.34
Total from investment activities	(7.87)	3.63	3.04	1.70	1.48
Distributions					
Net investment income	(0.38)	(0.28)	(0.17)	(0.15)	(0.13)
Net realized gain	(0.12)	(0.08)	(0.01)	(0.01)	(0.01)
Total distributions	(0.50)	(0.36)	(0.18)	(0.16)	(0.14)
NET ASSET VALUE					
End of period	$ 9.02	$ 17.39	$ 14.12	$ 11.26	$ 9.72
Ratios/Supplemental Data					
Total return(1)	(46.45)%	26.22%	27.32%	17.65%	17.86%
Ratio of total expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	3.20%	2.83%	2.51%	2.12%	1.97%
Portfolio turnover rate	29.5%	30.5%	36.3%	53.1%(2)	58.2%
Net assets, end of period (in thousands)	$ 327,965	$ 634,781	$ 246,696	$ 140,411	$ 48,340

‡ Per share amounts calculated using average shares outstanding method.

(1) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

(2) Excludes the effect of the acquisition of the TD Waterhouse Asian Pacific Index Fund and the TD Waterhouse European Index Fund's assets.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$ Par	Value
AUSTRALIA 5.6%		
Common Stocks 5.6%		
ABC Learning Centers	18,727	7
Adelaide Brighton	8,380	13
AGL Energy	17,119	159
Allco Finance Group (1)	10,289	1
Alumina	45,783	64
Amcor	34,760	134
AMP	71,744	262
Ansell	5,442	46
APN News & Media	5,891	9
Aristocrat Leisure	18,200	46
Asciano	25,615	36
ASX	6,778	135
Austereo Group	6,922	6
Australand Property Group	17,938	4
Australia & New Zealand Banking	73,919	859
Australian Wealth	16,374	9
AWB	13,401	23
AXA Asia Pacific	50,898	150
Babcock & Brown	12,752	11
Babcock and Brown Infrastructure, Equity Units	85,151	11
Bank Of Queensland	5,486	49
Bendigo and Adelaide Bank	10,169	91
BHP Billiton	59,467	1,143
Billabong International	6,100	49
BlueScope Steel	30,007	88
Boart Longyear	59,341	17
Boral	23,202	70
Brambles	53,314	282
Caltex Australia	5,267	33
Centro Properties Group (1)	32,970	2
Centro Retail Group, Equity Units	85,826	6
CFS Retail Property, Equity Units	65,401	89
Challenger Financial Services	17,762	19

Coca-Cola Amatil	21,750	117
Cochlear	2,196	84
Commonwealth Bank of Australia	50,618	1,377
Commonwealth Property Office, Equity Units	62,992	56
Computershare	22,331	125
Consolidated Media	20,303	28
Corporate Express Australia	3,308	11
Crown	20,303	91
CSL	20,991	512
CSR	37,280	54
Dexus Property Group	115,774	58
Downer EDI	9,279	30
Energy Resources of Australia	2,952	28
Envestra	25,239	11
Fairfax Media	17,570	23
Flight Centre	3,144	29
Fortescue Metals Group (1)	82,863	165
Foster's Group	74,265	283
Futuris Corporation	29,261	23
Goodman Fielder	51,691	57
Goodman Group	67,610	43
GPT Group (1)	86,834	43
GPT Group, Equity Units	86,834	43
Gunns	15,273	12
Gwa International	10,750	17
Harvey Norman Holdings	30,894	53
Iluka Resources (1)	13,287	32
Incitec Pivot	46,469	126
Insurance Australia	73,166	186
iShares MSCI Australia Index Fund(USD)	25,000	375
James Hardie Industries, GDR	18,211	52
Leighton Holdings	5,417	90
Lend Lease	15,845	74
Lion Nathan	15,641	92

Macquarie Airports, Equity Units	27,117	39
Macquarie CountryWide Trust, Equity Units	51,430	8
Macquarie Group	10,561	209
Macquarie Infrastructure, Equity Units	96,150	126
Macquarie Office Trust, Equity Units	77,996	15
Metcash Trading	29,704	80
Minara Resources	13,806	10
Mirvac Group	43,473	30
National Australia Bank	62,576	1,015
Newcrest Mining	17,414	242
Nufarm	7,340	54
Oil Search	43,978	133
Onesteel	34,609	80
Orica	13,678	177
Origin Energy	33,539	350
OZ Minerals	122,365	77
Paladin Energy (1)	23,424	36
Paperlinx	17,438	16
Perpetual	1,635	38
Qantas Airways	37,926	61
QBE Insurance	34,059	587
Rio Tinto	13,244	685
Santos	22,522	205
Sigma Pharmaceuticals	36,806	31
Sims Group	7,044	68
Sonic Healthcare	13,167	120
SP Ausnet	40,489	30
Spotless Group	8,406	14
St George Bank	21,327	398
Stockland	57,272	155
Suncorp-Metway	35,576	191
Tabcorp Holdings	20,549	94
Tatts Group	49,364	82
Telstra	168,666	463

BELGIUM 0.7%

Common Stocks 0.7%

Belgacom	6,547	224
CNP-Cie Natle A Portefeuille	1,394	75
Colruyt	515	116
Delhaize	3,952	222
Dexia (2)	33,895	181
Fortis, Rights, 7/4/14 (1)	30,311	0
Fortis (2)	30,311	35
Groupe Bruxelles Lambert	3,103	227
InBev (2)	7,080	286
KBC (2)	6,827	296
KBC Ancora	618	18
Mobistar	747	50
RTL Group	550	29
SES, FDR	12,808	230
Solvay	1,663	155
UCB	5,399	138
Union Miniere	5,034	90
Total Belgium (Cost $4,757)		2,372

CHINA 1.4%

Common Stocks 1.4%

Agile Property (HKD) (2)	58,000	19
Anta Sports Products (HKD)	28,000	10
Beijing Enterprises (HKD)	13,000	51
Brilliance China Automotive (HKD) (1)	106,000	4
C C Land Holdings (HKD) (2)	40,000	7
Chaoda Modern Agriculture (HKD) (2)	46,601	32
China Everbright (HKD)	32,000	29
China Foods (HKD)	44,000	12
China High Speed Transmission (HKD) (2)	25,000	20

China Insurance International (HKD)	28,000	65
China Mengniu Dairy (HKD) (2)	42,000	40
China Merchants Holdings (HKD) (2)	48,000	114
China Mobile (HKD)	231,000	2,027
China Overseas Land & Investment (HKD)	149,500	167
China Resources Enterprises (HKD) (2)	46,000	90
China Resources Land (HKD) (2)	64,000	66
China Resources Power Holdings (HKD)	48,000	94
China Travel International Investment (HKD)	112,000	16
China Unicom Hong Kong (HKD)	241,170	347
Citic Pacific (HKD)	43,000	35
CNOOC (HKD)	510,000	418
Cosco Pacific (HKD)	44,000	32
Country Garden (HKD)	128,000	22
Denway Motors (HKD)	220,000	54
Global Bio-Chem Technology (HKD)	68,000	9
Gome Electrical Appliances (HKD)	394,000	77
Greentown China Holdings (HKD)	23,500	7
Guangdong Investment (HKD)	70,000	21
Guangzhou Investment (HKD)	200,000	15
Hengan International Group (HKD) (2)	34,000	96
Hidili Industry Intl Development (HKD) (2)	41,000	8
Hopson Development (HKD) (2)	22,000	7
Huabao International (HKD)	50,000	32
KWG Property (HKD) (2)	38,500	8
Lenovo Group (HKD) (2)	252,000	77
Li Ning (HKD) (2)	30,000	36
Melco International Development (HKD) (2)	24,000	4
Nine Dragons Paper (HKD)	50,000	9
Parkson Retail (HKD) (2)	32,500	30
Semiconductor Manufacturing (HKD) (1)	186,000	4
Shanghai Industrial (HKD)	21,000	33
Shenzhen Investment (HKD) (2)	64,000	7
Shimao Property (HKD) (2)	51,500	28

FINLAND 1.3%

Common Stocks 1.3%

Fortum	17,130	422
Kesko	2,597	61
Kone Oyj	6,458	145
Metso Oyi	5,594	74
Neste Oil	5,063	80
Nokia	146,067	2,228
Nokian Renkaat (2)	4,756	62
Outokumpu	5,369	56
Rautaruukki	4,114	67
Sampo, Series A	16,462	329
Sanoma (2)	1,916	29
Stora Enso, Series R	23,942	225
UPM-Kymmene	20,243	287
Wartsila , Series B	3,894	99
Total Finland (Cost $6,265)		4,164

FOREIGN/EUROPE 0.7%

Common Stocks 0.7%

iShares MSCI EMU Index Fund	74,700	2,238
Total Foreign/Europe (Cost $2,323)		2,238

FRANCE 11.2%

Common Stocks 11.2%

Accor (2)	8,803	343
Aeroports de Paris	1,152	68
Air France	5,928	86
Air Liquide (2)	9,988	861
Alcatel-Lucent (1)	88,094	228
Alstom	10,893	541

ArcelorMittal (2)	41,797	1,085
Arkema	2,470	57
Atos Origin	2,753	64
AXA	79,267	1,527
BIC	1,437	76
BNP Paribas	34,821	2,528
Bouygues (2)	10,025	427
Bureau Veritas	1,604	57
Cap Gemini	5,694	183
Carrefour	27,077	1,144
Casino Guichard-Perrachon	1,516	106
Christian Dior	2,863	174
CIE Generale de Geophysique Veritas (1)(2)	5,382	87
Ciments Francais	437	32
CNP Assurances	1,750	141
Compagnie De Saint-Gobain (2)	14,768	570
Credit Agricole	34,255	499
Dassault Systemes (2)	2,347	97
EADS (2)	12,918	215
Eiffage	2,736	105
Electricite De France	9,868	591
Eramet (2)	409	82
Essilor International (2)	8,127	365
Euler Hermes (2)	604	30
Eurazeo	1,095	66
Eutelsat	3,290	70
France Telecom (2)	75,020	1,893
GDF Suez	64,090	2,854
GDF Suez (1)	2,058	—
Gecina	737	51
Groupe Danone	19,727	1,094
Hermes International (2)	3,081	398
Imerys	1,234	56
JCDecaux (2)	2,698	47

Klepierre	2,723	63
L' Oreal	11,747	888
Lafarge (2)	5,629	371
Lagardere (2)	5,252	209
Legrand	4,029	67
LVMH (2)	14,132	943
Michelin	4,137	213
Natixis	32,892	73
PagesJaunes Groupe (2)	5,472	52
Pernod-Ricard (2)	8,408	548
Peugeot	6,939	186
PPR	3,651	233
Publicis	5,835	131
Renault	8,157	250
Safran (2)	8,070	102
Sanofi-Aventis	37,928	2,387
Schneider Electric	9,430	567
Societe des Autoroutes Paris-Rhin-Rhone	883	57
Societe Generale	22,722	1,248
Sodexo	4,588	220
STMicroelectronics	26,254	216
Suez Environment (1)	14,127	272
Technip	4,234	127
Television Francaise (2)	6,472	83
Thales	3,084	124
Total (2)	92,004	5,053
Unibail-Rodamco, Amsterdam Listing	1,000	150
Unibail-Rodamco, Paris Listing	2,083	314
Valeo	3,034	53
Vallourec	2,030	228
Veolia Environnement	17,981	441
Vinci	18,988	683
Vivendi	44,761	1,171

Wendel	983	47
Total France (Cost $55,054)		36,668

GERMANY 8.1%

Common Stocks 7.8%

Adidas	7,744	271
Allianz SE	17,347	1,299
Altana AG	2,772	30
AMB Generali Holding	303	31
Arcandor AG (1)(2)	3,368	8
BASF (2)	36,389	1,223
Bayer AG	29,400	1,614
Beiersdorf	3,553	188
BMW	11,578	300
Celesio	2,617	78
Commerzbank (2)	25,939	278
Daimler	37,099	1,281
Deutsche Bank	20,841	792
Deutsche Boerse	7,501	599
Deutsche Post (2)	34,718	386
Deutsche Postbank	2,569	53
Deutsche Telekom (2)	125,814	1,873
E.ON AG (2)	72,886	2,782
Fraport	1,424	46
Fresenius	192	11
Fresenius Medical Care	8,363	375
GEA Group	7,266	105
Hamburger Hafen Und Logistik	1,100	38
Hannover Rueckversicherung	2,361	60

Heidelberger Zement (2)	987	73
Henkel	1,689	42
HOCHTIEF	2,073	64
Hypo Real Estate Holding (2)	7,874	53
Infineon Technologies (1)(2)	29,272	93
KS (2)	6,347	252
Lanxess	3,313	51
Linde (2)	4,799	397
Lufhansa	8,964	126
Man AG	5,423	267
Merck	2,485	220
METRO	6,233	201
Munich Re (2)	7,939	1,039
Puma	263	44
Q-Cells (1)(2)	1,593	63
RWE (2)	15,100	1,255
Salzgitter AG	1,691	112
SAP (2)	35,948	1,278
Siemens (2)	35,165	2,104
Solarworld (2)	3,057	78
Suedzucker (2)	2,654	30
ThyssenKrupp	14,842	287
TUI (2)	9,760	120
Volkswagen (2)	5,842	3,728
Wacker Chemie	618	69
		25,767

Preferred Stocks 0.3%

Fresenius SE	4,025	258
Henkel	9,723	281

Porsche Automobil (2)	3,366	297
Volkswagen	1,882	119
		955
Total Germany (Cost $34,308)		26,722

GREECE 0.5%

Common Stocks 0.5%

Alpha Bank	15,977	236
Bank of Piraeus	12,647	163
Coca-Cola Hellenic Bottling	5,590	78
Commercial Bank of Greece (1)	1,732	17
EFG Eurobank Ergasias	15,184	167
Hellenic Petroleum	4,825	40
Hellenic Telecommunications	14,427	207
Marfin Investment Group	19,500	86
National Bank of Greece	19,090	425
OPAP	9,368	205
Public Power	4,490	56
Titan Cement	2,233	39
Total Greece (Cost $3,245)		1,719

HONG KONG 2.4%

Common Stocks 2.4%

ASM Pacific Technology	7,500	25
Bank of East Asia	61,800	122
Belle International Holdings	98,000	46
Boc Hong Kong	162,500	182
Cafe De Coral Holdings (2)	16,000	25
Cathay Pacific Airways	62,000	76
Cheung Kong Holdings	67,000	652
Cheung Kong Infrastructure	18,000	65

Chinese Estates Holdings	35,000	27
Chong Hing Bank (2)	7,000	9
Citic International Financial Holdings (1)	89,000	56
Citic Resources Holdings (1)(2)	78,700	6
CLP Holdings	69,900	475
CNPC Hong Kong	100,000	30
Dah Sing Banking Group	6,400	4
Dah Sing Financial	4,800	12
Esprit Holdings	36,400	204
First Pacific	94,000	38
Fosun International	76,500	16
FoxConn (1)(2)	83,000	30
Fubon Bank	12,000	2
Galaxy Entertainment (1)(2)	53,000	4
Giordano International	58,000	10
Great Eagle Holdings	12,000	14
Guoco Group	5,000	30
Hang Lung Group	39,000	127
Hang Lung Properties	82,000	198
Hang Seng Bank	29,400	364
Henderson Investment	41,000	2
Henderson Land Development	42,569	151
Hong Kong & China Gas	192,453	340
Hong Kong Aircraft Engineerg	3,200	25
Hong Kong Electric	62,500	337
Hong Kong Exchanges (2)	41,100	420
Hongkong and Shanghai Hotels	28,000	26
Hopewell Highway Infrastructure (2)	34,500	22
Hopewell Holdings	35,000	107
Hutchison Harbour Ring	138,000	9
Hutchison Telecommunications (1)	55,000	60
Hutchison Whampoa	123,000	673
Hysan Development	31,000	48
Industrial & Commercial Bank of China	19,000	20

Industrial & Commercial Bank of China, Warrants, 11/6/08 (1)	1,666	—
iShares MSCI Hong Kong Index Fund (USD)	14,000	146
Jardine Matheson (USD)	9,600	228
Johnson Electric (2)	71,000	15
Kerry Properties	22,000	55
Kingboard Chemicals Holdings	24,500	48
Kowloon Development (2)	22,000	7
Lee & Man Paper Manufacturing	13,600	5
Li & Fung	101,600	204
Lifestyle International Holdings	25,500	17
LINK, REIT	84,500	147
Mandarin Oriental (USD) (2)	12,000	16
MTR	66,500	149
New World China Land	42,800	7
New World Development	109,000	92
Next Media	38,000	6
NWS Holdings	24,000	25
Orient Overseas International	9,700	17
PCCW	199,200	75
Public Financial Holdings	12,000	4
Shangri-La Asia (2)	56,000	78
Shenzhen International Holdings	410,000	14
Shui On Land (2)	49,500	11
Shun Tak Holdings	44,000	9
Sino Land	96,000	82
Sun Hung Kai Properties	72,000	620
Swire Pacific, Series A	36,000	251
Techtronic Industries (2)	58,000	22
Television Broadcasts	13,000	36
Texwinca Holdings	26,000	12
Tingyi (Cayman Island) (2)	88,000	93
Wharf Holdings	54,000	106
Wheelock	32,000	48
Wing Hang Bank (2)	8,500	40

Yue Yuen Industrial	19,500	39
Total Hong Kong (Cost $11,060)		7,813

IRELAND 0.4%

Common Stocks 0.4%

Allied Irish Banks	34,756	189
Anglo Irish Bank, Dublin Listing	29,788	97
Bank Of Ireland	38,525	117
CRH	20,668	461
Elan (1)	18,412	138
Irish Life & Permanent	10,652	37
Kerry Group	5,095	114
Ryanair Holdings, ADR (USD) (1)	4,000	89
Total Ireland (Cost $3,554)		1,242

ISRAEL 0.7%

Common Stocks 0.7%

Africa Israel Investments	396	6
Alvarion (1)	1,750	6
Bank Hapoalim	38,814	88
Bank Leumi Le-Israel	23,116	61
Bezeq Israel Telecom	76,708	114
Blue Square-Israel	512	4
Cellcom Israel	1,918	54
Clal Industries & Investment	1,851	5
Clal Insurance Enterprises	416	4
Delek Automotive	713	4
Delek Group	91	6
Discount Investment	1,006	12
Elbit Imaging	400	6

ITALY 3.6%

Common Stocks 3.6%

A2A	60,008	110
Alleanza Assicurazioni	16,570	111
Assicurazioni Generali	53,959	1,360
Atlantia	11,289	207
Autogrill	5,081	41
Banca Carige	31,833	68
Banca Monte Dei Paschi Siena	107,342	208
Banco Pololare S.p.A.	24,636	307
Banco Popolare di Milano	16,252	95
Benetton Group	2,868	20
Bulgari (2)	5,798	44
Buzzi Unicem	1,860	23
Edison	19,362	28
Enel (2)	177,389	1,191
Eni S.p.A.	105,098	2,504
Fiat (2)	31,383	250
Finmeccanica S.p.A. (2)	12,236	152
Finmeccanica S.p.A., Rights, 11/7/08 (1)	12,236	5
Fondiaria Sai S.p.A.	4,545	85
Ifil (2)	20,319	63
Intesa Sanpaolo	341,832	1,251
Italcementi S.p.A. (2)	1,218	14
Italcementi S.p.A. RNC	7,317	51
Lottomatica (2)	2,344	55
Luxottica	5,374	109
Mediaset	34,690	188
Mediobanca	16,034	183
Mediolanum (2)	8,589	33
Parmalat	64,245	113
Pirelli	153,686	54
Saipem	12,683	239

Saras S.p.A. Raffinerie Sarde (2)	15,023	53
Snam Rete Gas	38,276	194
Telecom Italia	562,528	648
Telecom Italia RNC	160,375	135
Terna	58,736	190
Unicredit	382,689	935
Unione di Banche Italiane ScpA	24,509	413
Unipol Gruppo Finanziario	811	1
		11,731

Preferred Stocks 0.0%

Unipol Gruppo Finanziario	56,677	62
		62
Total Italy (Cost $20,157)		11,793

JAPAN 22.2%

Common Stocks 22.2%

ABC-Mart (2)	1,000	31
ACOM (2)	40	2
Advantest (2)	5,900	86
AEON Credit Service (2)	3,100	34
Aeon Mall	3,600	88
AIFUL (2)	2,200	10
Aioi Insurance	22,000	89
Air Water	6,000	56
Aisin Seiki	5,800	101
Ajinomoto	21,000	184
Alfresa Holdings	1,200	53
All Nippon Airways (2)	26,000	99
Alps Electric	5,400	29
Amada	12,000	56
Aoyama Trading	2,000	23
Aozora Bank	33,000	28

Asahi Breweries	14,000	233
Asahi Glass	34,000	218
Asahi Kasei	42,000	160
Asatsu (2)	1,300	29
Asics (2)	6,000	38
Astellas Pharma	14,536	594
Autobacs Seven	1,200	26
AWA Bank	7,000	43
Bank of Kyoto (2)	11,000	115
Bank of Nagoya	6,000	37
Benesse	3,100	130
Bridgestone	23,500	407
Brother Industries (2)	11,000	77
Calsonic Kansei	3,000	5
Canon	51,200	1,762
Canon Sales	3,000	50
Capcom	1,900	42
Casio Computer	8,200	53
Central Japan Railway	65	532
Chiba Bank	27,000	131
Chiyoda	8,000	46
Chubu Electric	22,600	595
Chugai Pharmaceutical	8,800	125
Chugoku Bank	7,000	97
Chugoku Electric Power	10,700	262
Chuo Mitsui Trust Holdings	39,000	153
Circle K Sunkus (2)	1,700	29
Citizen Holdings	11,300	62
Coca-Cola West Holdings	2,200	44
Cosmo Oil	25,000	53
Credit Saison	7,200	76
CSK (2)	2,300	19
Dai Nippon Printing	20,000	236
Daicel Chemical Industries	11,000	40

Daido Steel	13,000	41
Daihatsu Motor (2)	7,000	52
Daiichi Sankyo	21,200	434
Daikin Industries	8,700	196
Dainippon Screen	8,000	17
Dainippon Sumitomo Pharma	6,000	47
Daishi Bank	11,000	43
Daito Trust Construction	3,700	155
Daiwa House	18,000	159
Daiwa Securities Group (2)	54,000	300
Dena (2)	14	31
Denki Kagaku Kogyo	20,000	45
Denso	17,000	336
Dentsu (2)	55	90
DIC	23,000	37
Disco Corporation	700	17
Don Quijote	2,100	38
Dowa, Rights, 1/29/10 (1)	5,000	1
Dowa Holdings	12,000	37
East Japan Railway	115	817
Ebara (2)	13,000	26
Eisai	8,600	283
Electric Power Development	6,400	190
Elpida Memory (1)(2)	3,800	20
Ezaki Glico (2)	4,000	41
FamilyMart	2,900	116
Fanuc	6,900	468
Fast Retailing (2)	2,000	211
Fuji Electric Holdings	22,000	33
FUJI FILM Holdings	14,800	328
Fuji Fire & Marine Insurance	6,000	12
Fuji Heavy Industries	23,000	80
Fuji Media Holdings	4	5
Fujikura	15,000	44

Fujitsu Limited	60,000	239
Fukuoka Financial	34,000	111
Fukuyama Transporting (2)	4,000	17
Funai Electric (2)	400	5
Furukawa Electric	21,000	63
Gunma Bank	15,000	78
Gunze	7,000	24
H2O Retailing (2)	5,000	31
Hachijuni Bank	16,000	78
Hakuhodo Dy Holdings	1,150	52
Hamamatsu Photonics (2)	2,500	55
Hankyu Hanshin Holdings	49,000	231
Haseko	50,000	45
Heiwa	2,300	16
HIGO Bank	7,000	39
Hikari Tsushin	700	10
Hino Motors	9,000	21
Hirose Electric	1,200	105
Hiroshima Bank	18,000	67
Hisamitsu Pharmaceutical	1,900	79
Hitachi	96,000	446
Hitachi Cable	6,000	13
Hitachi Capital	1,500	12
Hitachi Chemical	4,100	42
Hitachi Construction Machinery (2)	3,400	39
Hitachi High-Technologies	1,600	26
Hitachi Koki	3,600	28
Hitachi Maxell	1,200	9
Hitachi Metals	6,000	45
Hitachi Software Engineering	800	11
Hokkaido Electric Power	6,400	145
Hokkoku Bank	10,000	37
Hokugin Financial Group	41,000	81
Hokuriku Electric	6,500	170

Honda	52,900	1,314
House Foods Corporation	2,200	36
HOYA	12,500	232
Hyakugo Bank	8,000	45
Hyakujushi Bank	9,000	45
Ibiden	4,500	86
Idemitsu Kosan	800	47
IHI	43,000	53
Inpex	28	163
Isetan Mitsukoshi Holdings (1)(2)	11,820	113
iShares MSCI Japan Index Fund (USD)	150,900	1,357
Isuzu Motors	50,000	87
IT Holdings (1)	2,600	29
ITO EN (2)	2,300	37
ITOCHU	46,000	248
ITOCHU Techno-Solutions	1,100	26
Iyo Bank	9,000	98
Izumi (2)	2,400	31
J. Front Retailing	15,800	71
JAFCO	1,400	39
Japan Airlines System (1)(2)	36,000	82
Japan Petroleum Exploration	1,100	42
Japan Steel Works	11,000	77
Japan Tobacco	192	682
Jfe Holdings	17,675	463
JGC	7,000	74
Joyo	24,000	113
JS Group	9,300	124
JSR	7,600	88
Jtekt	12,700	98
Juroku Bank	11,000	40
JUSCO	22,900	219
kabu.com Securities (2)	15	15
Kagoshima Bank	6,000	38

Kajima	31,000	91
Kamigumi	8,000	64
Kandenko 1942	3,000	16
Kaneka	7,000	33
Kansai Electric Power	27,800	707
Kansai Paint	8,000	45
Kansai Urban Banking	6,000	7
Kao	21,000	607
Kawasaki Heavy Industries (2)	49,000	88
Kawasaki Kisen Kaisha	19,000	74
KDDI	129	771
Keihan Electric Railway	22,000	100
Keihin Elec Express Railway (2)	16,000	124
Keio (2)	19,000	98
Keisei Electric Railway	10,000	49
Keyence	1,400	270
Kikkoman	6,000	60
Kinden	8,000	67
Kintetsu (2)	50,000	191
Kirin Holdings	29,000	317
Kobayashi Pharmaceutical	800	26
Kobe Steel	92,000	148
Koei (2)	800	9
Koito Manufacturing	3,000	24
Kokuyo	3,800	27
Komatsu	38,800	421
Komeri	1,600	36
Konami	4,300	79
Konica	15,500	101
Kose	1,000	26
Kubota	26,000	134
Kuraray	15,000	113
Kurita Water Industries	3,900	88
Kyocera	7,300	426

Kyowa Hakko Kirin	9,000	74
Kyushu Electric Power	13,700	319
Lawson	2,900	143
Leopalace21	4,700	36
Lintec (2)	1,500	17
Lion Corporation (2)	9,000	59
Mabuchi Motor (2)	1,400	55
Makita	4,300	80
Marubeni	51,000	202
Marui Group	9,300	58
Maruichi Steel Tube (2)	2,900	67
Matsui Securities (2)	4,200	27
Matsumotokiyoshi Holdings (2)	1,600	32
Mazda Motor	28,000	63
Mediceo Paltac Holding	7,200	78
Meiji Dairies	10,000	46
Meiji Seika Kaisha	11,000	46
Minebea	16,000	43
Misumi	1,700	26
Mitsubishi Chemical	44,000	180
Mitsubishi Corporation	48,900	812
Mitsubishi Electric	62,000	382
Mitsubishi Estate	40,000	704
Mitsubishi Gas Chemical	14,000	53
Mitsubishi Heavy Industries	130,000	415
Mitsubishi Logistics	5,000	46
Mitsubishi Materials	38,000	88
Mitsubishi Motors (1)(2)	163,000	224
Mitsubishi Rayon	18,000	39
Mitsubishi Tanabe Pharma	6,000	62
Mitsubishi UFJ Financial (2)	413,990	2,549
Mitsubishi UFJ Lease & Finance	1,750	43
Mitsui	53,000	509
Mitsui Chemicals	23,000	81

Mitsui Engineer & Shipbuilding	25,000	35
Mitsui Fudosan	34,000	585
Mitsui Mining & Smelting (2)	23,000	42
Mitsui Osk Lines	35,000	185
Mitsui Sumitomo Insurance	16,200	462
Mitsumi Electric	3,400	44
Mizuho Asset Trust & Banking (2)	59,000	69
Mizuho Financial Group	329	788
Mizuho Investors	15,000	12
Mochida Pharmaceutical	4,000	38
Monex (2)	46	15
Mori Seiki (2)	3,000	25
Murata Manufacturing	8,700	302
Musashino Bank	1,000	31
Nabtesco	2,000	12
Nagoya Railroad	26,000	81
Namco Bandai Holdings (2)	7,600	79
Nanto Bank	11,000	51
NEC	60,000	180
NEC Electronics (1)(2)	1,000	10
NGK Insulators (2)	10,000	106
NGK Spark Plug (2)	5,000	48
NHK Spring	7,000	28
Nichirei	9,000	38
Nidec	2,300	118
Nidec Sankyo (2)	4,000	19
Nikon (2)	12,000	168
Nintendo	4,100	1,294
Nippon Electric Glass	9,500	58
Nippon Express	31,000	127
Nippon Kayaku	5,000	23
Nippon Meat Packers	7,000	97
Nippon Mining	27,500	85
Nippon Oil	43,000	178

Nippon Paint	8,000	31
Nippon Paper Group	33	88
Nippon Sheet Glass (2)	26,000	85
Nippon Shokubai	6,000	36
Nippon Steel	196,000	655
Nippon Telegraph & Telephone	207	850
Nippon Television Network	200	19
Nippon Yusen Kabushiki Kaish	36,000	173
Nipponkoa Insurance	24,000	147
Nipro (2)	1,000	15
Nishi-Nippon Bank	24,000	52
Nishi-Nippon Railroad	12,000	44
Nissan (2)	86,900	455
Nissan Chemical Industries	7,000	56
Nissay Dowa General Insurance	6,000	27
Nissha Printing (2)	1,400	77
Nisshin Seifun Group	7,500	80
Nisshin Steel	29,000	40
Nisshinbo Industries	6,000	35
Nissin Foods (2)	3,800	109
Nitori	1,100	69
Nitto Denko	5,100	112
NOK	5,100	50
Nomura Real Estate (2)	2,400	47
Nomura Research Institute	6,700	109
Nomura Securities	75,500	702
NS Solutions	600	7
NSK	16,000	67
NTN	14,000	52
NTT Data (2)	44	144
NTT DoCoMo	690	1,095
NTT Urban Development	52	53
Obayashi	21,000	102
Obic	200	25

Odakyu Electric Railway (2)	22,000	161
Ogaki Kyoritsu Bank	9,000	44
Oji Paper	31,000	118
Okasan Securities Group	4,000	18
Oki Electric (1)(2)	20,000	16
Okuma	5,000	22
Olympus Optical (2)	8,000	153
Omron	9,200	130
ONO Pharmaceutical	3,600	161
Onward Holdings (2)	5,000	36
Oracle Corp Japan (2)	1,000	44
Oriental Land (2)	1,500	106
ORIX	3,520	374
Osaka Gas	63,000	226
OSAKA Titanium Technologies (2)	600	16
Otsuka	500	25
Pacific Metals (2)	6,000	26
Panahome	3,000	18
Panasonic	93,865	1,460
Panasonic Electric Works	8,671	75
Pioneer	5,200	15
Promise (2)	4,000	71
Q.P.	4,500	52
Rengo (2)	7,000	36
Resona Holdings (2)	179	185
Ricoh	21,000	223
Rinnai	1,600	59
Rohm Company	4,600	217
Ryohin Keikaku	1,100	52
Sagami Railway	13,000	52
San-In Godo Bank	5,000	36
Sankyo-Gunma	1,900	86
Santen Pharmaceutical	2,600	66
Sanyo Electric (1)	55,000	82

Sapporo (2)	12,000	66
Sapporo Hokuyo Holdings	12	53
SBI Holdings	486	58
Secom	6,700	259
Sega Sammy Holdings	5,440	42
Seibu (1)	1,000	6
Seiko Epson	5,800	88
Seino Holdings	6,000	29
Sekisui Chemical	16,000	93
Sekisui House	20,000	203
Seven & I	27,552	772
SFCG (2)	240	3
Sharp	32,000	226
Shiga Bank (2)	8,000	50
Shikoku	7,000	205
Shima Seiki	1,100	20
Shimachu	2,000	47
Shimadzu	9,000	61
Shimamura	700	48
Shimano (2)	2,900	85
Shimizu (2)	23,000	115
Shin-Etsu Chemical	12,400	649
Shinko Electric	2,700	17
Shinko Securities	24,000	59
Shinsei Bank (2)	59,000	90
Shionogi	10,000	170
Shiseido (2)	12,000	243
Shizuoka Bank	21,000	183
Showa Denko	37,000	55
Showa Shell Sekiya	4,400	35
SKY Perfect JSAT Holdings	29	11
SMC	2,100	201
Softbank	20,900	204
Sohgo Security Services	2,000	19

Sojitz	48,700	83
Sompo Japan	29,000	206
Sony	38,400	879
Sony Financial Holdings	33	109
Square Enix Holdings	1,800	46
Stanley Electric	5,600	73
Sumco	4,000	43
Sumisho Computer Systems	1,100	18
Sumitomo	36,100	324
Sumitomo Bakelite	8,000	30
Sumitomo Chemicals	49,000	149
Sumitomo Electric Industries	23,400	188
Sumitomo Forestry	5,100	33
Sumitomo Heavy Industries	18,000	55
Sumitomo Metal Industries	138,000	367
Sumitomo Metal Mining	23,000	172
Sumitomo Mitsui Financial (2)	303	1,230
Sumitomo Osaka Cement	17,000	26
Sumitomo Real Estate Sales (2)	340	9
Sumitomo Realty & Development	18,000	289
Sumitomo Rubber Industries	5,100	45
Sumitomo Trust and Banking Company	48,000	223
Suruga Bank	8,000	74
Suzuken	1,800	38
Suzuki Motor	15,600	226
Sysmex (2)	600	19
T&D Holdings	7,100	273
Taiheiyo Cement	28,000	33
Taisei	32,000	73
Taisho Pharmaceutical	9,000	162
Taiyo Nippon Sanso	12,000	77
Taiyo Yuden	5,000	24
Takara Holdings	6,000	29
Takashimaya (2)	10,000	78

Takata	1,600	12
Takeda Pharmaceutical	23,500	1,184
Takefuji (2)	2,280	19
TDK	3,700	124
Teijin	29,000	75
TEPCO	39,000	1,120
Terumo	6,200	261
The 77 Bank	11,000	52
The Bank of Yokohama	40,000	192
The Keiyo Bank	6,000	27
THK	5,200	71
Tobu Railway (2)	25,000	128
Toda (2)	10,000	36
Toho (2)	5,600	109
Toho Gas	17,000	99
Toho Titanium (2)	1,200	14
Tohoku Electric Power	14,500	329
Tokai Carbon	6,000	31
Tokai Rika	1,500	16
Tokai Rubber Industries	1,200	10
Tokio Marine Holdings	23,200	724
Tokuyama	8,000	40
Tokyo Broadcasting System	1,500	26
Tokyo Electron	5,300	175
Tokyo Gas	79,000	344
Tokyo Steel	4,600	35
Tokyo Style	3,000	22
Tokyo Tatemono	9,000	37
Tokyu	36,000	141
Tokyu Land	16,000	45
TonenGeneral Sekiyu (2)	11,000	93
Toppan Forms	1,400	13
Toppan Printing	21,000	154
Toray Industries (2)	40,000	185

Toshiba	93,000	335
Toshiba Tec	5,000	16
Tosoh	18,000	36
TOTO (2)	11,000	78
Toyo Seikan Kaisha	6,400	80
Toyo Suisan Kaisha	3,000	77
Toyobo	21,000	30
Toyoda Gosei (2)	2,100	30
Toyota Auto Body	900	14
Toyota Boshoku	3,000	27
Toyota Industries	5,100	117
Toyota Motor	99,500	3,922
Toyota Tsusho	5,600	53
Trend Micro	4,000	99
Tsumura	2,100	54
TV Asahi	8	10
Ube Industries	30,000	62
ULVAC (2)	1,300	24
Uni-Charm	1,400	100
UNY (2)	6,000	47
USHIO	4,100	56
USS	960	59
Wacoal (2)	4,000	43
West Japan Railway	59	261
Yahoo Japan (2)	715	234
Yakult Honsha (2)	6,900	174
Yamada Denki	3,670	199
Yamaguchi Financial Group	8,000	76
Yamaha	6,100	59
Yamaha Motor	5,600	61
Yamatake (2)	2,200	42
Yamato	13,000	143
Yamato Kogyo	2,100	49
Yamazaki Baking	4,000	54

Yaskawa Electric	7,000	31
Yokogawa Electric	7,900	36
Yokohama Rubber	10,000	50
Zeon (2)	7,000	20
Total Japan (Cost $101,271)		72,686

KAZAKHSTAN 0.0%

Common Stocks 0.0%

Kazakhmys (GBP)	8,822	41
Total Kazakhstan (Cost $210)		41

LUXEMBOURG 0.0%

Common Stocks 0.0%

Reinet Investments (1)	2,560	26
Total Luxembourg (Cost $45)		26

NETHERLANDS 2.2%

Common Stocks 2.2%

Aegon	64,094	263
Akzo Nobel	9,978	415
ASML	16,589	289
Corio	2,587	140
Elsevier	25,295	338
Fugro, GDS	2,807	102
Heineken	11,775	397
Heineken, Series A	2,273	69
ING Groep, GDS	79,986	739
Koninklijke Ahold	45,846	492
Koninklijke DSM NV	6,979	194
Koninklijke KPN	69,349	976
Philips Electronics (2)	40,245	743

Ranstad Holdings N.V.	4,669	91
SBM Offshore	5,150	90
SNS Reaal	5,217	39
TNT NV	14,821	310
Unilever NV	59,638	1,438
Wolters Kluwer	11,220	199
Total Netherlands (Cost $12,008)		7,324

NEW ZEALAND 0.1%

Common Stocks 0.1%

Air New Zealand (2)	12,066	6
Auckland International Airport	35,485	38
Contact Energy (2)	11,179	47
Fisher & Paykel Appliances (2)	13,022	10
Fisher & Paykel Healthcare	21,196	37
Fletcher Building	19,714	66
Kiwi Income Property Trust, Equity Units	32,444	20
Port of Tauranga	2,513	10
Sky City Entertainment Group	18,825	36
Sky Network Television	7,240	16
Telecom Corp New Zealand (2)	72,038	100
The Warehouse Group	5,834	13
Vector	11,261	14
Total New Zealand (Cost $770)		413

NORWAY 0.7%

Common Stocks 0.7%

Aker Solutions	8,080	44
DNB Holdings	39,295	227
Norsk Hydro	36,025	151

Orkla	40,095	267
Renewable Energy (1)(2)	3,850	36
Seadrill (2)	11,800	113
StatoilHydro	49,072	982
Storebrand ASA	17,977	42
Telenor ASA	32,285	192
Yara International	8,645	181
Total Norway (Cost $4,471)		2,235

PORTUGAL 0.3%

Common Stocks 0.3%

Banco BPI (2)	12,154	25
Banco Comercial (2)	135,569	159
Banco Espirito Santo	4,210	41
Brisa (2)	16,051	124
Cimpor-Cimentos de Portugal (2)	6,422	30
Electricidade de Portugal	105,487	363
Galp Energia SGPS	9,186	85
Portugal Telecom (2)	36,257	240
ZON Multimedia Servicos de Tel (2)	12,625	65
Total Portugal (Cost $1,938)		1,132

SINGAPORE 1.1%

Common Stocks 1.1%

Allgreen Properties	31,000	9
CapitaCommercial Trust, REIT	39,440	27
CapitaLand	83,000	164
Capitamall Trust, REIT	49,000	64
Cerebos Pacific	2,000	3
Chartered Semiconductor (1)	40,000	6
City Developments	27,000	117

ComfortDelGro	81,012	66
Cosco	35,000	19
DBS Group	44,000	337
Fraser & Neave	54,000	101
Golden Agri Resources	290,000	38
Guocoland	7,000	5
Haw Par	5,307	12
Hongkong Land Holdings (USD) (2)	67,000	180
Hotel Properties	6,600	4
iShares MSCI Singapore Index Fund (USD)	9,000	63
Jardine Cycle & Carriage	5,000	32
Keppel Corp	47,000	145
Keppel Land	14,000	18
Mobileone	14,385	13
Neptune Orient Lines	23,000	19
Noble Group	38,880	28
Olam International	49,300	43
Oversea-Chinese Banking	90,000	302
Pacific Century Region Developments	28,600	3
Parkway Holdings	33,000	35
People's Food Holdings	15,000	4
SembCorp Industries	34,520	58
Sembcorp Marine	32,600	40
SIA Engineering	7,000	9
Singapore Airlines	23,333	176
Singapore Exchange	41,000	144
Singapore Land	6,000	13
Singapore Post	56,000	27
Singapore Press	61,750	134
Singapore Technologies	58,000	92
Singapore Telecommunications	251,250	423
Sino Ocean Land Holdings (HKD) (2)	125,000	33
SMRT	24,000	25
Starhub	26,950	43

Stats ChipPAC (1)	15,000	5
United Industrial	40,000	37
United Overseas Bank	44,520	397
United Overseas Land	15,652	20
Venture	11,000	40
Wheelock Properties	11,000	6
Wilmar International	50,000	84
Wing Tai Holdings	18,700	9
Yanlord Land Group	21,000	11
Total Singapore (Cost $5,511)		3,683

SOUTH KOREA 0.0%

Common Stocks 0.0%

STX Pan Ocean (SGD)	41,000	22
Total South Korea (Cost $79)		22

SPAIN 4.3%

Common Stocks 4.3%

Abertis Infraestructuras (2)	12,892	221
Acciona	995	94
ACERINOX	10,161	129
ACS Group (2)	10,316	382
Banco Bilbao Vizcaya Argenta	144,300	1,675
Banco de Sabadell (2)	47,082	321
Banco de Valencia (2)	9,192	85
Banco Espanol de Credito (2)	3,291	42
Banco Popular Espanol (2)	47,160	431
Banco Santander	241,552	2,613
Banco Santander (GBP) (1)	5,536	60
Bankinter (2)	12,022	130
Cia Espanola de Petroleos	845	75
Cintra Concesiones de Infraestructures de Transporte	8,384	74

Corporacion Financiera Alba	1,241	36
Criteria Caixacorp	39,501	128
Enagas	7,011	137
Fomento de Construcciones y Contratas (2)	2,063	82
Gamesa	7,145	117
Gas Natural	8,612	269
Gestevision Telecinco (2)	3,896	31
Grifols	8,333	166
Groupo Prisa (2)	3,457	14
Grupo Ferrovial (2)	2,746	85
Iberdrola	192,084	1,390
Iberdrola Renovables (1)(2)	33,800	103
Inditex (2)	9,591	324
Mapfre	31,386	100
Red Electrica	2,137	94
Repsol	46,947	895
Sacyr Vallehermoso	314	3
Telefonica SA	183,613	3,396
Union Fenosa	17,579	373
Vallehermoso (2)	4,407	41
Zardoya Otis (2)	4,933	94
Total Spain (Cost $19,472)		14,210

SWEDEN 2.0%

Common Stocks 2.0%

Alfa Laval	13,200	95
Assa-Abloy, Series B (2)	13,643	153
Atlas Copco, Series A	32,886	275
Atlas Copco, Series B	5,770	43
Boliden (2)	11,757	29
Electrolux, Series B (2)	11,595	107
Hennes & Mauritz, Series B (2)	11,238	406
Holmen, Series B	2,361	67

Husqvarna, Series B (2)	9,195	64
Industrivarden, Series A	13,326	101
Industrivarden, Series C	1,348	9
Investor, Series B	17,335	261
iShares MSCI Sweden Index Fund (USD)	13,100	199
LM Ericsson	114,368	806
Nordea Bank	99,760	800
S-E-Banken (2)	25,545	258
Sandvik (2)	45,573	296
Scania	15,772	130
Securitas, Series B	13,501	130
Skanska	15,582	137
SKF	15,666	144
SSAB Svenskt Stal, Series A (2)	11,068	113
SSAB Svenskt Stal, Series B	1,455	13
Svenska Cellulosa	23,026	171
Svenska Handelsbanken, Series A	23,702	434
Swedbank (2)	15,132	126
Swedish Match	10,217	141
Tele2 AB	15,937	137
TeliaSonera (2)	86,152	380
Volvo, Series A	17,555	92
Volvo, Series B (2)	63,795	336
Total Sweden (Cost $11,532)		6,453

SWITZERLAND 8.1%

Common Stocks 8.1%

ABB	87,764	1,160
Actelion (1)	2,839	150
Adecco	5,558	194
Baloise Holding, Series R	2,133	115
BKW FMB Energie	631	57
Cie Financ Richemont, Equity Units	18,705	398

Zurich Financial Services	5,597	1,132
Total Switzerland (Cost $31,278)		26,402

THAILAND 0.0%

Common Stocks 0.0%

Total Access Communication (USD)	18,800	11
Total Thailand (Cost $17)		11

UNITED KINGDOM 20.8%

Common Stocks 20.8%

3I Group	14,722	129
Aegis Group	44,708	47
Alliance Trust	26,556	105
AMEC	12,661	105
Anglo American	51,003	1,260
Antofagasta	15,265	93
Associated British Foods	15,639	175
AstraZeneca	56,135	2,387
Aviva	102,201	613
Bae Systems	138,527	778
Barclays	313,272	923
BG Group	129,597	1,906
BHP Billiton	167,222	2,838
BP	724,783	5,990
British Airways	22,443	49
British American Tobacco	69,646	1,913
British Land	19,676	197
British Sky Broadcasting	51,380	313
British Telecommunications	297,451	561
Bunzl	12,621	127
Burberry Group	17,135	76

Cable & Wireless	97,724	193
Cadbury PLC	51,741	475
Cairn Energy (1)	5,098	132
Capita Group	24,040	248
Carnival	8,323	182
Carphone Warehouse Group	14,340	31
Centrica	142,623	701
Cobham	44,783	136
Compass Group	71,575	335
Daily Mail and General TST	10,475	49
Diageo	96,882	1,484
Drax	13,290	124
Enterprise Inns	20,061	31
Eurasian Natural Resources	14,691	73
Experian	39,952	220
Foreign & Colonial Investment	26,786	96
Friends Provident	90,763	104
G4S	55,054	166
GKN	27,828	54
GlaxoSmithKline	201,573	3,886
Hammerson	11,373	130
Hays	56,882	63
HBOS	212,438	346
Home Retail	34,288	109
HSBC	461,761	5,574
ICAP	18,908	94
Imperial Tobacco	39,107	1,052
InterContinental Hotels	11,183	95
International Power	57,746	207
Invensys (1)	31,440	78
iShares MSCI United Kingdom Index Fund (USD)	106,300	1,420
J. Sainsbury	68,014	311
Johnson Matthey	8,493	127
Kingfisher	91,720	168

Ladbrokes	23,756	61
Land Securities	17,894	314
Legal & General Group	232,422	269
Liberty International	14,205	157
Lloyds TSB	216,566	703
Logica	58,667	65
Lonrho	6,063	112
Man Group	65,910	378
Marks & Spencer Group	61,024	215
Mondi	15,043	55
National Grid	94,149	1,069
Next	7,684	130
Northern Rock (1)	14,213	0
Old Mutual	204,572	166
PartyGaming (1)	3,960	8
Pearson	30,946	303
Provident Financial	5,078	65
Prudential	95,749	492
Reckitt Benckiser	27,529	1,157
Reed Elsevier	42,408	372
Rentokil Group	70,973	51
Rexam	25,135	152
Rio Tinto	38,428	1,792
Rolls-Royce	71,503	379
Rolls-Royce, Series C (1)	4,089,971	7
Royal Bank of Scotland	657,191	725
Royal Dutch Shell, Series A	136,571	3,734
Royal Dutch Shell, Series B	104,529	2,794
RSA Insurance Group	127,033	283
SABMiller	43,168	688
Sage Group	50,098	140
Schroders	8,034	103
Schroders, Non-Voting Shares	434	5
Scottish & Southern Energy	33,486	656

Scottish Mortgage	11,122	59
Segro	16,921	76
Severn Trent	9,203	203
Shire	21,515	284
Smith & Nephew	34,694	318
Smiths Group	15,313	197
Standard Chartered	54,631	907
Standard Life	83,599	322
Tate & Lyle	18,045	107
Tesco	302,752	1,655
Thomas Cook Group	18,280	49
Thomson Reuters	7,076	122
Tomkins	34,587	64
Tullow Oil	27,580	233
Unilever	49,415	1,114
United Business Media	9,528	62
United Utilities	26,431	298
Vedanta Resources	5,599	77
Vodafone	2,024,384	3,899
Whitbread	6,874	99
William Hill	14,363	44
William Morrison Supermarkets	103,232	441
Wolseley	25,734	141
WPP Group	46,139	279
Xstrata	28,031	477
Total United Kingdom (Cost $104,293)		68,206

UNITED STATES 0.0%

Common Stocks 0.0%

NYSE Euronext (EUR)	102	3
Total United States (Cost $3)		3

SHORT-TERM INVESTMENTS 0.9%

Money Market Funds 0.9%		
T. Rowe Price Reserve Investment Fund, 2.91% (3)(4)	2,990,329	2,990
Total Short-Term Investments (Cost $2,990)		2,990

SECURITIES LENDING COLLATERAL 11.1%

Investments in Pooled Account Managed by JPMorgan Chase Bank, London 11.1%		
Bank Notes 0.5%		
American Express Centurion, VR, 4.409%, 2/17/09	917,801	908
Wachovia Bank, VR, 1.11%, 2/23/09	673,054	666
		1,574
Certificates of Deposit 0.3%		
Bank of Montreal Chicago, VR, 2.829%, 3/12/09	917,801	910
		910
Medium-Term Notes 3.5%		
Bank of Ireland, VR, 1.13%, 12/29/08	1,835,603	1,825
Bear Stearns, VR, 0.333%, 12/4/08	581,274	581
Bear Stearns, VR, 0.38%, 3/23/09	305,934	305
Citigroup Funding, VR, 1.11%, 3/16/09	1,300,219	1,294
Commonwealth Bank Australia, VR, 4.152%, 6/8/09	1,529,669	1,516
Goldman Sachs, VR, 0.38%, 2/13/09	1,162,549	1,147
JP Morgan Chase, VR, 2.93%, 6/2/09	948,395	947
K2(USA), VR, 1.12%, 6/19/09	1,132,635	1,103
Merrill Lynch, VR, 2.853%, 5/8/09	305,934	294
SLM Corporation, VR, 2.912%, 12/15/08	2,080,350	2,071
Wells Fargo, VR, 0.20%, 5/1/09	458,901	458
		11,541

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

($000s)

		Year Ended 10/31/08		10/31/07
Increase (Decrease) in Net Assets				
Operations				
Net investment income	$	16,564	$	12,276
Net realized gain (loss)		(16,047)		4,844
Change in net unrealized gain (loss)		(292,083)		87,299
Increase (decrease) in net assets from operations		(291,566)		104,419
Distributions to shareholders				
Net investment income		(13,987)		(5,118)
Net realized gain		(4,417)		(1,463)
Decrease in net assets from distributions		(18,404)		(6,581)
Capital share transactions*				
Shares sold		162,419		374,818
Distributions reinvested		16,746		6,259
Shares redeemed		(176,086)		(90,888)
Redemption fees received		75		58
Increase in net assets from capital share transactions		3,154		290,247
Net Assets				
Increase (decrease) during period		(306,816)		388,085
Beginning of period		634,781		246,696
End of period	$	327,965	$	634,781
Undistributed net investment income		11,076		11,580
*Share information				
Shares sold		11,513		24,414
Distributions reinvested		1,085		432
Shares redeemed		(12,768)		(5,801)
Increase (decrease) in shares outstanding		(170)		19,045

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth, using the FTSE™ International Limited Developed ex North America Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements Effective November 1, 2007, the fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosure of fair value measurements in the financial statements. It is effective for the fund’s fiscal year beginning November 1, 2008. Management expects adoption of FAS 157 will have no material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities or AAA-rated asset-backed securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counter-party fails to perform in accordance with the terms of the agreement.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. On October 31, 2008, the value of loaned securities was $34,830,000; aggregate collateral received included U.S. government securities valued at $11,000.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $154,440,000 and $155,065,000, respectively, for the year ended October 31, 2008.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Reclassifications between income and gain relate primarily to the character of passive foreign investment companies. For the year ended October 31, 2008, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Distributions during the years ended October 31, 2008 and October 31, 2007 were characterized for tax purposes as follows:

At October 31, 2008, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and the realization of unrealized gain/losses on passive foreign investment companies for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2008, unused capital loss carryforwards expire as follows: $357,000 in fiscal 2011 and $11,710,000 in fiscal 2016.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Tax expense attributable to income is accrued by the fund as a reduction of income. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 2008, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At October 31, 2008, no shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of October 31, 2008, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 319,726 shares of the fund, representing less than 1% of the fund’s net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe International Index Fund, Inc. and Shareholders of T. Rowe Price International Equity Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Equity Index Fund (the portfolio comprising T. Rowe Price International Index Fund, Inc., hereafter referred to as the “Fund”) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008, by correspondence with the custodian, and confirmation of the underlying fund by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 12, 2008

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/08

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

• $734,000 from short-term capital gains

• $3,681,000 from long-term capital gains, subject to the 15% rate gains category.

For taxable non-corporate shareholders, $11,471,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $14,748,000 and foreign taxes paid of $515,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past Five Years and Directorships of
Year Elected*	Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Under Armour (8/08 to present); Director, Vornado
2000	Real Estate Investment Trust (3/04 to present); Director, Mercantile
Bankshares (2002 to 2007); Member, Advisory Board, Deutsche
Bank North America (2004 to present); Director, Chairman of the
Board, and Chief Executive Officer, The Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm (10/95 to present); Chairman, The Haven Group, a cus-
2000	tom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director,
(1938)	Golden Star Resources Ltd. (5/92 to present); Director, Pacific Rim
2001	Mining Corp. (2/02 to present); Director, B.C. Corporation (3/08 to present); Chairman, Canyon Resources Corp. (8/07 to 3/08); Director,
Atna Resources Ltd. (3/08 to present)

Karen N. Horn	Director, Eli Lilly and Company (1987 to present); Director, Simon
(1943)	Property Group (2004 to present); Director, Federal National Mortgage
2003	Association (9/06 to present); Director, Norfolk Southern (2/08 to pres-
ent); Director, Georgia Pacific (5/04 to 12/05); Managing Director and
President, Global Private Client Services, Marsh Inc. (1999 to 2003)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2006

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company (1991 to present); Partner, Blackstone Real Estate
2001	Advisors, L.P. (10/92 to present)

*Each independent director oversees 126 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past Five Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of
2006	the Board, Director, and President, T. Rowe Price Investment Services,
[126]	Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset
Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price
Savings Bank, and T. Rowe Price Services, Inc.; Director, T. Rowe Price
International, Inc.; Chief Executive Officer, Chairman of the Board,
Director, and President, T. Rowe Price Trust Company; Chairman of the
Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[72]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969)	Vice President, T. Rowe Price, T. Rowe Price
President, International Index Fund	Group, Inc., and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Index Fund	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, International	T. Rowe Price; Vice President, T. Rowe Price
Index Fund	Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Index Fund	Trust Company

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, International Index Fund	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company; formerly
Partner, PricewaterhouseCoopers LLP (to 2007)

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, International Index Fund	T. Rowe Price Investment Services, Inc.

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President, International Index Fund	Investment Services, Inc., T. Rowe Price Trust
Company, and T. Rowe Price Services, Inc.; Vice
President, T. Rowe Price, T. Rowe Price Global
Asset Management Limited, T. Rowe Price Global
Investment Services Limited, T. Rowe Price
Group, Inc., T. Rowe Price International, Inc., and
T. Rowe Price Retirement Plan Services, Inc.

Neil Smith (1972)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International	T. Rowe Price International, Inc.
Index Fund

Ken D. Uematsu, CFA (1969)	Assistant Vice President, T. Rowe Price
Vice President, International Index Fund

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, International Index Fund

Paul W. Wojcik, CFA (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Index Fund	Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Karen N. Horn qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Horn is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,174,000 and $1,531,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 19, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	December 19, 2008